Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 9,300	$ 4,215
Restricted cash	114	156
Trade accounts receivable and other (including 677 and 1,084 from related parties at December 31, 2022 and 2021, respectively)	3,839	5,143
Inventories	20,087	19,858
Prepaid expenses and other current assets	3,778	5,567
Total current assets	37,118	34,939
Non-current assets:
Goodwill and intangible assets	4,903	4,425
Property, plant and equipment	30,167	30,075
Investments in associates and joint ventures	10,765	10,319
Other investments	1,119	1,146
Deferred tax assets	8,554	8,147
Other assets	1,921	1,461
Total non-current assets	57,429	55,573
Total assets	94,547	90,512
Current liabilities:
Short-term debt and current portion of long-term debt	2,583	1,913
Trade accounts payable and other (including 366 and 431 to related parties at December 31, 2022 and 2021, respectively)	13,532	15,093
Short-term provisions	1,101	1,064
Accrued expenses and other liabilities	4,864	4,831
Income tax liabilities	318	1,266
Total current liabilities	22,398	24,167
Non-current liabilities:
Long-term debt, net of current portion	9,067	6,488
Deferred tax liabilities	2,666	2,369
Deferred employee benefits	2,606	3,772
Long-term provisions	1,306	1,498
Other long-term obligations	914	874
Total non-current liabilities	16,559	15,001
Total liabilities	38,957	39,168
Equity:
Common shares (no par value, 1,136,418,599 and 1,241,418,599 shares authorized, 877,809,772 and 982,809,772 shares issued, and 805,337,929 and 910,893,202 shares outstanding at December 31, 2022 and 2021, respectively)	312	350
Treasury shares (72,471,843 and 71,916,570 common shares at December 31, 2022 and 2021, respectively, at cost)	(1,895)	(2,186)
Additional paid-in capital	28,651	31,803
Mandatorily convertible notes	509	509
Retained earnings	45,442	36,702
Reserves	(19,867)	(18,072)
Equity attributable to the equity holders of the parent	53,152	49,106
Non-controlling interests	2,438	2,238
Total equity	55,590	51,344
Total liabilities and equity	$ 94,547	$ 90,512
Shares outstanding (in shares)	805,337,929	910,893,202